STATE FARM MUTUAL FUND TRUST

Supplement dated February 1, 2013 to the Prospectus dated May 1, 2012 of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares as supplemented October 1, 2012 (the “Prospectus”).

The second full paragraph on page 81 of the Prospectus is deleted and replaced to read:

The net income attributable to each class of shares and the dividends payable on shares of each class will be reduced by the amount of the distribution and service (12b-1) fees and shareholder services fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution and service (12b-1) plan as it applies to that class. Except in the case of Class A shares sold to Qualified Purchasers, State Farm VP Management Corp. Registered Representatives receive equal compensation for selling and servicing the four classes of shares offered in this prospectus. State Farm VP Management Corp. pays reduced compensation to its Registered Representatives for selling Class A shares to “Qualified Purchasers,” a term defined in the section of this Prospectus titled “Who can Purchase Shares?”

On page 85 of the Prospectus under the heading, “When Will the Contingent Deferred Sales Charge Schedule be Waived?” the following bullet is added:

•	When a Qualified Purchaser which has purchased Class A shares redeems those shares. For the definition of Qualified Purchaser, see the section of this Prospectus titled, “Who can Purchase Shares?”

On page 87 of the Prospectus above the heading “How to Buy Shares,” the following language is inserted:

Who can Purchase Shares?

Class A, Class B, Legacy Class A and Legacy Class B shares are available for purchase, exchange and redemption as described in this prospectus under the headings of “How To Buy Shares,” “How to Exchange Shares” and “How to Redeem Fund Shares.” Additionally, Class A shares are available for purchase, exchange and redemption by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”),

•	Are investing more than $3,000,000 million in Fund shares, or the person or entity’s employer-sponsored retirement plan for which the Recordkeeper provides services has reached a value of $3,000,000,

•	After May 1, 2005, do not own Fund Class B or Institutional Class shares for which the Recordkeeper would otherwise provide administrative services under the Retirement Plan Recordkeeping Service Agreement, and who

•	Intend that the employer-sponsored qualified retirement plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class A in this manner are referred to in this prospectus as “Qualified Purchasers.” Qualified Purchasers may not purchase Class A shares of the Tax Advantaged Bond Fund. In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the employer-sponsored retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

A person who would be a Qualified Purchaser, except for the fact that the person intends to purchase or owns Fund shares with a value greater than $500,000 but less than $3,000,000, may invest in Class R-2 shares. Class R-2 shares are offered in a separate prospectus. On a monthly basis, the aggregate fair market value of the person’s account invested in Class R-2 shares is evaluated to determine when that value equals or exceeds $3,000,000. When the aggregate fair market value of Class R-2 shares held by a Qualified Purchaser equals or exceeds $3,000,000, Class R-2 shares held by the person will convert into Class A shares at the relative net asset value of each share class. The person will be notified prior to the conversion of Class R-2 shares into Class A shares. After the conversion of Class R-2 shares into Class A shares, the person becomes a Qualified Purchaser who may purchase Class A shares.

A Fund shareholder in some instances may hold a combination of Class R-2 and Class R-3 shares, which are offered in the same prospectus offering Class R-2 shares. When a Fund shareholder holds a combination of Class R-2 and Class R-3 shares, the value of Class R-3 shares will be combined with the value of Class R-2 shares for the purpose of determining the person’s eligibility to purchase Class A shares. For example, if an employer-sponsored retirement plan holds Class R-2 shares valued at $2,400,000 and Class R-3 shares valued at $600,000, the Class R-2 shares will convert to Class A at the relative net asset values of the two share classes of the Funds, and the Qualified Purchaser can purchase Class A shares prospectively.

If you are a Fund shareholder other than a Qualified Purchaser, please refer to the sections of this prospectus on “How to Buy Shares,” “How to Exchange Shares” and “How to Redeem Fund Shares.” As a participant in a plan that is a Qualified Purchaser, you should refer to documents provided by your plan sponsor or administrator for information related to buying, exchanging or redeeming Class A Fund shares. If you are a Qualified Purchaser, you may generally exchange Class A shares of a Fund offered in this prospectus for Class A shares of another Fund offered in this prospectus, except for Class A shares of the Tax Advantaged Bond Fund.

The Purchase Blocking Policy described under the heading “How to Buy Shares” in this Prospectus applies to Qualified Purchasers.

The Trust has authorized the Recordkeeper and other organizations that the Recordkeeper designates as authorized agents (collectively “authorized agents”) to accept purchase, exchange and redemption orders on behalf of the Trust. An order received by an authorized agent in good order will be deemed to have been accepted by the Trust. In accordance with federal securities laws, when you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s net asset value per share next calculated after receipt and acceptance of the order by the authorized agent.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

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STATE FARM MUTUAL FUND TRUST

Supplement dated February 1, 2013 to the Prospectus dated May 1, 2012 of State Farm Mutual Fund Trust for Class R-1, R-2 and R-3 shares (the “Prospectus”).

On page 66 of the Prospectus under the heading “Shareholder Information,” there is a discussion of who can purchase shares. The left column on page 66 of the Prospectus is replaced with the following:

Who can Purchase Shares?

Class R-1, R-2 and R-3 shares are available for purchase or exchange only by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”),

•	After May 1, 2005, do not own Fund Class B or Institutional Class shares for which the Recordkeeper would otherwise provide administrative services under the Retirement Plan Recordkeeping Service Agreement, and who

•	Intend that the plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class R-1, R-2 or R-3 shares are referred to in this prospectus as “Qualified Purchasers.” In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the qualified retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

Except as described below for Class R-3 shares, a new Qualified Purchaser or a Qualified Purchaser with assets invested in Class R-1 shares with a fair market value of less than $500,000 may only purchase Class R-1 shares. If a new Qualified Purchaser is investing more than $500,000 in Fund shares, the Qualified Purchaser may purchase Class R-2 shares. If a new Qualified Purchaser is investing more than $3,000,000 in Fund shares, the Qualified Purchaser may purchase Class A shares, which are offered in a separate prospectus.

On a monthly basis, the aggregate fair market value of each Qualified Purchaser’s account invested in Class R-1 shares and Class R-2 shares will be evaluated to determine when that value exceeds $500,000 or $3,000,000, respectively. When the aggregate fair market value of Class R-1 shares held by a Qualified Purchaser exceeds $500,000, Class R-1 shares held by the Qualified Purchaser will convert to Class R-2 shares at the relative net asset value of each share class. When the aggregate fair market value of Class R-2 shares held by a Qualified Purchaser exceeds $3,000,000, Class R-2 shares held by the Qualified Purchaser will convert to Class A shares at the relative net asset value of each share class. Qualified Purchasers will be notified prior to the conversion of Class R-1 shares into Class R-2 shares and prior to the conversion of Class R-2 shares into Class A shares. After the conversion of Class R-1 to Class R-2 shares, the Qualified Purchaser may purchase Class R-2 shares. After the conversion of Class R-2 shares into Class A shares, the Qualified Purchaser may purchase Class A shares.

A Qualified Purchaser in some instances may hold a combination of Class R-1 or Class R-2 shares and Class R-3 shares. When this occurs, the value of Class R-3 shares will be combined with the value of either Class R-1 or Class R-2 shares for the purpose of determining the Qualified Purchaser’s eligibility to purchase another share class. For example, if a Qualified Purchaser holds Class R-1 shares valued at $400,000 and Class R-3 shares valued at $100,000, the Class R-1 shares will convert to Class R-2, and the Qualified Purchaser can purchase Class R-2 shares on a prospective basis.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

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